CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues
Software	$ 275	$ 2,409	$ 11,272	[1]
Wireless system solution	1,176	3,928	3,234	[1]
- Related party		131
- Third Party	1,176	3,797	3,234	[1]
Total revenues	1,451	6,337	14,506	[1]
Cost of sales
Software	640	1,205	903	[1]
Wireless system solution	1,049	2,203	1,449	[1]
Total cost of sales	1,689	3,408	2,352	[1]
Gross (loss) profit	(238)	2,929	12,154	[1]
Operating expenses
Selling and marketing expenses	685	629	341	[1]
General and administrative expenses	8,278	3,276	1,635	[1]
Research and development expenses	201	311	179	[1]
Total operating expenses	9,164	4,216	2,155	[1]
(Loss) Income from operations	(9,402)	(1,287)	9,999	[1]
Other income (expense)
Subsidy income	237		44	[1]
Interest expense			(218)	[1]
Interest income	117	162
Other income (expense), net	60	120	20	[1]
Total other income (expense), net	414	282	(154)	[1]
(Loss) Income before income tax expenses	(8,988)	(1,005)	9,845	[1]
Income tax expenses		32	1,608	[1]
Net (loss) income	(8,988)	(1,037)	8,237	[1]
Other comprehensive income
Foreign currency translation gain	1,194	676	598	[1]
Comprehensive (loss) income	$ (7,794)	$ (361)	$ 8,835	[1]
(Loss) Earnings per ordinary share:
Basic and Diluted (in dollars per share)	$ (6.40)	$ (0.74)	$ 7.15	[1]
Weighted average number of ordinary shares outstanding Basic and Diluted (in shares)	1,405,000	1,405,000	1,152,747	[1]

[1]	Note: In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.